Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred Compensation, Share-based Payments [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,157,266
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 49.39
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	152,180	303,863	504,580
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(430,831)
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(12,985)
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 78.32	$ 58.32	$ 44.63
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 52.60
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 52.91
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	990,990	1,157,266
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 55.95	$ 49.39
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360	190,010
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(125,360)
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53	$ 57.37
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 77.53
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 0.00
Forfeited Weighted Average Grant Date Fair Value, in USD per share	$ 0.00
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	99,455	125,360
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 76.37	$ 77.53